IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2021 USD ($)
100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 271		$ 404
Increase (decrease) in EVE	(1,015)		(845)
25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(69)		(187)
Increase (decrease) in EVE	237		190
100 basis point decrease in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(297)
Increase (decrease) in EVE	954
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	278		270
Increase (decrease) in EVE	(679)		(684)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(71)		(117)
Increase (decrease) in EVE	151		$ 161
Canadian currency [member] | 100 basis point decrease in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(301)
Increase (decrease) in EVE	$ 604
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ (7)		$ 134
Increase (decrease) in EVE		(336)		(161)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		2		(70)
Increase (decrease) in EVE		86		$ 29
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		4
Increase (decrease) in EVE		$ 350